Report of Independent Registered Public Accounting
Firm
To the Board of Trustees of The Advisors Inner Circle
Fund III and Shareholders of Mesirow Financial
High Yield Fund and Mesirow Financial Small Cap Value Sustainability Fund (formerly, Mesirow
Financial Small Cap Value Fund)
Opinions on the Financial Statements
We have audited the accompanying statements of assets
and liabilities, including the schedules of
investments, of each of the funds indicated in the table below (two of the Funds constituting The Advisors
Inner Circle Fund III, hereafter collectively referred to as the Funds) as of September 30, 2019, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations for the year then
ended, the changes in its net assets for each of the
periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund Statements of operations Statements of changes in
net assets
Mesirow Financial High Yield
Fund
For the period December 3, 2018
to September 30, 2019
For the period December 3, 2018
to September 30, 2019
Mesirow Financial Small Cap
Value Sustainability Fund
(formerly, Mesirow Financial
Small Cap Value Fund)
For the period December 19,
2018 to September 30, 2019
For the period December 19,
2018 to September 30, 2019
Basis for Opinions
These financial statements are the responsibility of the Funds management. Our responsibility is to express an opinion on the Funds financial statements
based on our audits. We are a public accounting
firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the
audit to obtain reasonable assurance about whether
the financial statements are free of material
misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and
performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating
the overall presentation of the financial statements.
Our procedures included confirmation of securities
owned as of September 30, 2019 by correspondence
with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
2
Philadelphia, Pennsylvania
November 27, 2019
We have served as the auditor of one or more investment companies in Mesirow Financial Investment
Management, Inc. since 2019.